Operating Expenses - Summary of Operating Expenses by Nature (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense by nature [line items]
Royalties expensed	£ 164	£ 194	£ 185
Other product costs	393	412	353
Employee benefit expense	1,467	1,605	1,365
Contract labour	70	73	69
Employee-related expense	60	52	21
Promotional costs	146	268	239
Depreciation and impairment of property, plant and equipment and investment property and assets held for sale	90	136	241
Property and facilities	82	102	124
Technology and communications	215	221	215
Professional and outsourced services	443	501	477
Other general and administrative costs	43	76	58
Costs capitalised	(424)	(478)	(447)
Other net gains and losses	16	(24)	(63)
Other income	(41)	(49)	(37)
Total	3,177	3,571	3,246
Product development assets [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	284	303	279
Software [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	123	125	117
Other acquired intangibles [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	£ 46	£ 54	£ 50